SHARE BASED COMPENSATION - Disclosure of share-based payment (Details) - Restricted share units [member]	6 Months Ended
Jun. 30, 2024 Share $ / shares
February 1, 2024
Disclosure of classes of share capital [line items]
Allotment date	February 1, 2024
Number of RSUs | Share	11,000
Fair value | $ / shares	$ 26.5
February 27, 2024
Disclosure of classes of share capital [line items]
Allotment date	February 27, 2024
Number of RSUs | Share	51,598
Fair value | $ / shares	$ 28.1
May 12, 2024
Disclosure of classes of share capital [line items]
Allotment date	May 12, 2024
Number of RSUs | Share	20,735
Fair value | $ / shares	$ 29.2
June 25, 2024
Disclosure of classes of share capital [line items]
Allotment date	June 25, 2024
Number of RSUs | Share	180,172
Fair value | $ / shares	$ 21.55